Other income and expenses (Tables)	12 Months Ended
Dec. 31, 2024
Other Income And Expenses
Schedule of other operating income

	2024		2023		2022
	ARS 000		ARS 000		ARS 000

Interest earned from customers	31,962,398	(1)	72,709,065	(1)	45,109,576	(1)
Foreign exchange difference, net	58,377,287	(2)	415,176,118	(2)	185,272,874	(2)
Income from growth and revaluation of biological assets	21,749,076		27,566,521		—
Insurance recovery	9,585,957		—		9,090,808
Trade discounts	3,967,962		—		—
Recovery related to discount of tax credits	—		—		1,782,478
Income from sale of property, plant and equipment	—		—		134,915
Net recovery related to the provision for lawsuits and claims	—		—		418,557
Net recovery related to the allowance for doubtful accounts and other receivables	—		—		3,769
Others	17,604		2,186,007		1,728,229
	125,660,284		517,637,711		243,541,206

(1)	Includes 22,034,597, 26,219,653 and 22,597,534 related to CVO receivables for the years ended December 31, 2024, 2023 and 2022, respectively.
(2)	Includes 50,416,556, 390,784,218 and 169,834,622 related to CVO receivables for the years ended December 31, 2024, 2023 and 2022.

Schedule of other operating expenses

	2024	2023	2022
	ARS 000	ARS 000	ARS 000

Agreement with CAMMESA - Resolutions SE N° 58/2024 and 66/2024 (Note 1.2.p)	(24,783,504)	—	—
Wind farms incident-related expenses	(10,007,236)	—	—
Property, plant and equipment disposal	—	(16,363,530)	—
Forestry expenses	(1,513,896)	(8,297,212)	—
Impairment of material and spare parts	(1,340,317)	(1,559,551)	(3,473,280)
Net charge related to the provision for lawsuits and claims	(1,656,797)	(1,013,147)	—
Net charge related to the allowance for doubtful accounts and other receivables	(52,743)	(1,683,844)	—
Trade and tax interests	(805,242)	(3,903,217)	—
Charge related to discount of tax credits	(96,520)	—	—
Others	(918,674)	(124,501)	(610,102)
	(41,174,929)	(32,945,002)	(4,083,382)

Schedule of finance income

	2024	2023	2022
	ARS 000	ARS 000	ARS 000

Interest earned	4,097,627	12,624,065	3,742,255
Net income on financial assets at fair value through profit or loss (1)	100,230,462	477,979,827	152,363,167
Interest rate swap income	2,128,485	10,696,310	17,077,440
Others (2)	10,866,737	—	—
	117,323,311	501,300,202	173,182,862

(1)	Net of 438,509, 2,889,710. and 763,442 corresponding to turnover tax for the years ended December 31, 2024, 2023 and 2022, respectively.
(2)	It corresponds to the effect on the valuation of the loan with Mitsubishi Corporation as described in Note 2.2.9.2.

Schedule of finance expenses

	2024	2023	2022
	ARS 000	ARS 000	ARS 000

Interest on loans	(56,632,711)	(55,539,829)	(42,787,387)
Foreign exchange differences	(110,283,383)	(714,805,542)	(246,439,232)
Bank commissions for loans and others	(4,660,406)	(6,115,312)	(5,441,221)
Others	(33,357)	(464,149)	(1,687)
	(171,609,857)	(776,924,832)	(294,669,527)